Segments of Operations (Details) - Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
Operations expenses - Unallocated amounts	5
Financing income, net	22
Loss for the period	27
Assets for reportable segments	18,243
unallocated amounts	234
Total assets	36,391
Liabilities for reportable segments	5,981
unallocated amounts	125
Total Liabilities	15,957
Land Inventory [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
Loss for the period	27
Assets for reportable segments	36,157
Liabilities for reportable segments	15,832
Real Estate investments [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
Loss for the period
Assets for reportable segments	17,914
Liabilities for reportable segments	$ 9,851